Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income taxes
	2020	2019
United States	$(8,899,719)	$(8,548,570)
Outside United States	(2,362,516)	(1,888,857)
Loss before income taxes	$(11,262,235)	$(10,437,427)

Schedule of reconciliation from the U.S. Federal statutory income rate
	2020	2019
US Federal statutory tax rate	21.00%	21.00%
State taxes	4.35%	4.35%
NOL true-ups	(14.93%)	5.27%
Change in valuation allowance	(10.42%)	(30.62%)
	0.00%	0.00%

Schedule of components of deferred tax assets and liabilities
	2020	2019
Deferred tax assets
Net operating loss	$8,472,849	$7,681,718
Stock options	6,359,279	6,632,746
Charitable contributions	1,267	1,267
Basis difference in intangible assets	64,848	7,405
Convertible note payable discount	205,557	-
Accrued payroll	186,159	51,907
Valuation allowance	(15,289,959)	(14,365,195)
Total deferred tax asset	-	9,848

Debt discounts	-	(6,769)
Debt issuance costs	-	(2,501)
Basis difference fixed assets	-	(578)
Total deferred tax liability	-	(9,848)

Net deferred tax asset	$-	$-